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[LOGO OF CDC NVEST FUNDS]

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CDC NVEST STAR ADVISERS FUND
CDC NVEST STAR WORLDWIDE FUND
CDC NVEST STAR SMALL CAP FUND
CDC NVEST STAR VALUE FUND

Statement of Additional Information -- PART I

May 1, 2001

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectuses of the CDC Nvest Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated May 1, 2001 for Class A, Class B and Class C shares or the Prospectus dated May 1, 2001 for Class Y shares (the "Prospectus" or "Prospectuses"). This Statement should be read together with the Prospectuses. Investors may obtain a free copy of the Prospectuses from CDC IXIS Asset Management Distributors, L.P. (the "Distributor", formerly Nvest Funds Distributor, L.P.), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com.


     Part I of this Statement contains specific information about the Funds.
Part II includes information about the Funds and other CDC Nvest Funds. The Funds are each a diversified fund of CDC Nvest Funds Trust I (the "Trust"), a registered open-end management investment company that offers a total of twelve funds.

     The Funds' financial statements and accompanying notes that appear in the Funds' annual and semiannual reports are incorporated by reference into this Statement. Each Fund's annual and semiannual report contains additional performance information and is available upon request and without charge, by calling 800-225-5478.

                                Table of Contents
                                                                         Page
                                                                         ----
                                    Part I
     Investment Restrictions                                               ii
     Fund Charges and Expenses                                            vii
     Ownership of Fund Shares                                              xv
     Investment Performance of the Funds                                  xvi
                                   Part II
     Miscellaneous Investment Practices                                     2
     Management of the Trusts                                              25
     Portfolio Transactions and Brokerage                                  43
     Description of the Trusts and Ownership of Shares                     52
     How to Buy Shares                                                     56
     Net Asset Value and Public Offering Price                             57
     Reduced Sales Charges - Class A Shares Only                           58
     Shareholder Services                                                  60
     Redemptions                                                           66
     Standard Performance Measures                                         69
     Income Dividends, Capital Gain Distributions and Tax Status           74
     Financial Statements                                                  77
     Appendix A - Description of Bond Ratings                              78

     Appendix B - Media That May Contain Fund Information                  80
     Appendix C - Advertising and Promotional Literature                   81

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                             INVESTMENT RESTRICTIONS

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     The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended the "1940 Act"). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

CDC Nvest Star Advisers Fund
CDC Nvest Star Advisers Fund (the "Star Advisers Fund") may not:

*(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(6) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (10) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

 (11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(13) Issue senior securities; (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (3) or (6) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

CDC Nvest Star Worldwide Fund
CDC Nvest Star Worldwide Fund (the "Star Worldwide Fund") may not:

 (1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

 (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

 (4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

 (6) Pledge more than 33 1/3% of its total assets (taken at cost). (For the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments, (b) enter into currency forward contracts and (c) invest in structured notes;

+(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(13) Issue senior securities; For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments).

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (12) above.

CDC Nvest Star Small Cap Fund
CDC Nvest Star Small Cap Fund (the "Star Small Cap Fund") may not:

(1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if, immediately after and as a result of such investment, more than 5% of the total assets of the Fund would be invested in such issuer;

*(2) Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with all subdivisions thereof) will be considered to be a separate industry);

  (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); (for this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

  (4) Acquire more than 10% of any class of securities of an issuer (other than U.S. government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or, with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer;

 *(5) Borrow money in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

  (6) Pledge more than 33 1/3% of its total assets (taken at cost); (for the purpose of this restriction, reverse repurchase agreements, collateral arrangements with respect to options, futures contracts, options on futures contracts, forward contracts, swap contracts, short sales and other similar instruments and with respect to initial and variation margin are not deemed to be a pledge of assets);

 *(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

 *(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

 *(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

+(11) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees); or

*(12) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar instruments; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom. (The Fund is required, under regulatory provisions applicable to it as interpreted by the staff of the SEC, to set aside in a segregated account with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options, futures contracts, forward contracts, swap contracts and other similar instruments).

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

CDC Nvest Star Value Fund
CDC Nvest Star Value Fund (the "Star Value Fund") may not:

*(1) Purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except when, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

*(5)  Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of CDC Nvest Funds Trust I or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts. Also, the Fund will not buy or sell real estate or interests in real estate which are not readily marketable. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11) Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

*(14) Write options or warrants;

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets taken at current value in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of such Fund taken at current value, or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of CDC Nvest Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom; or

+(17) Invest more than 15% of the Fund's total net assets in illiquid securities
      (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees.)

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (17) above.

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                            FUND CHARGES AND EXPENSES

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ADVISORY FEES

     Pursuant to separate advisory agreements, each dated October 30, 2000, CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Asset Management Advisers", formerly Nvest Funds Management, L.P.) has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund pays CDC IXIS Asset Management Advisers a gross advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees paid by the Fund to its subadvisers pursuant to any subadvisory agreement.

                                         Advisory Fee payable by Fund to CDC IXIS Asset Management
                 Fund                                             Advisers
                                                    (includes any subadvisory fees paid)
                                             (as a % of average daily net assets of the Fund )
     -----------------------------    -----------------------------------------------------------------
     Star Worldwide Fund and             1.05%  average daily net assets
     Star Small Cap Fund

     Star Advisers Fund                  1.05%  of the first $1 billion
                                         1.00%  of amounts in excess of $1 billion

     Star Value Fund                     0.75%  of the first $200 million
                                         0.70%  of the next $300 million
                                         0.65%  of amounts in excess of $500 million

     Each advisory agreement provides that CDC IXIS Asset Management Advisers may delegate its responsibilities thereunder to another party. As explained in the Prospectus, the Star Advisers, Star Small Cap, Star Worldwide and Star Value Funds' portfolios are each divided into four segments.

     Pursuant to separate subadvisory agreements, each dated October 30, 2000, (an interim agreement dated March 1, 2001 for the Mid Cap Growth segment managed by Loomis Sayles, subject to shareholder approval) CDC IXIS Asset Management Advisers has delegated responsibility for the investment and reinvestment of assets of the segments of the Star Advisers Fund's portfolio to three different subadvisers: Kobrick Funds LLC ("Kobrick"), Loomis, Sayles & Company, L.P. ("Loomis Sayles") (which manages two of the four segments) and Harris Associates L.P. ("Harris Associates"). For the services described in the subadvisory agreements, the Star Advisers Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

              Fund                   Subadviser                Subadvisory fee payable to subadviser
                                                               (as a % of daily net assets of the segment)
     ----------------------- ----------------------------      ----------------------------------------------
       Star Advisers Fund         Harris Associates                0.65%  of the first $50 million
                                                                   0.60%  of the next $50 million
                                                                   0.55%  of amounts in excess of $100 million

                               Loomis Sayles - Mid Cap             0.55%  of the first $50 million
                                   Growth Segment*                 0.50%  of amounts in excess of $50 million

                              Loomis Sayles - Small Cap           0.550%  of the first $50 million
                                    Value Segment                 0.500%  of the next $200 million
                                     and Kobrick                  0.475%  of amounts in excess of $250 million

     *Prior to March 1, 2001, Janus Capital Corporation ("Janus Capital") served as subadviser to this segment of the Star Advisers Fund now managed by Loomis Sayles, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Asset Management Advisers to Janus Capital at the same rates as those currently paid by the Fund to Loomis Sayles.

     Pursuant to separate subadvisory agreements, each dated October 30, 2000, CDC IXIS Asset Management Advisers has delegated responsibility for the investment and reinvestment of the assets of the segments of the Star Worldwide Fund's portfolio to three different subadvisers. The subadvisers of the Star Worldwide Fund are Harris Associates, which manages two of the four segments, Loomis Sayles and Montgomery Asset Management, LLC ("Montgomery"), each of which manages one of the four segments. For the services described in the subadvisory agreements, the Star Worldwide Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:

                Fund                         Subadviser              Subadvisory fee payable to subadviser
                                                                     (as a % of daily net assets of the segment)
     ----------------------------      -----------------------       -----------------------------------------------
     Star Worldwide Fund               Harris Associates and           0.65%  of the first $50 million
                                           Loomis Sayles*              0.60%  of the next $50 million
                                                                       0.55%  of amounts in excess of $100 million

                                            Montgomery**               0.85%  of the first $25 million
                                                                       0.65%  of the next $25 million
                                                                       0.55%  of amounts in excess of $50 million

     *Prior to February 28, 2000, Janus Capital served as subadviser to the segment of the Star Worldwide Fund now managed by Loomis Sayles, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Asset Management Advisers to Janus Capital at the same rates as those currently paid by the Fund to Loomis Sayles.

     **Prior to August 3, 1998, Montgomery's subadvisory fee was at the annual rate of 0.90% of the average daily net assets of its segment of the portfolio up to $25 million, 0.70% of the next $25 million of such assets and 0.55% of such assets in excess of $50 million.

     Pursuant to separate subadvisory agreements, each dated October 30, 2000, CDC IXIS Asset Management Advisers has delegated responsibility for the investment and reinvestment of the assets of the Star Small Cap Fund's portfolio to four different subadvisers. The subadvisers of the Star Small Cap Fund are Montgomery, RS Investment Management, L.P. ("RS Investment Management"), Loomis Sayles and Harris Associates, each of which manages one of the four segments. For services described in the subadvisory agreements, the Star Small Cap Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:



                Fund                           Subadviser                Subadvisory fee payable to subadviser
                                                                         (as a % of daily net assets of the Segment)
     ----------------------------     ------------------------------     --------------------------------------------
         Star Small Cap Fund                Loomis Sayles and                    0.55%  of the first $50 million
                                        RS Investment Management                 0.50%  of amounts in excess of $50
                                                                                        million

                                               Montgomery                        0.65%  of the first $50 million
                                                                                 0.50%  of amounts in excess of $50
                                                                                        million

                                            Harris Associates                    0.70%   average daily net assets


     Pursuant to separate subadvisory agreements, each dated October 30, 2000, CDC IXIS Asset Management Advisers has delegated responsibility for the investment and reinvestment of assets of the Star Value Fund's portfolio to four different subadvisers. The subadvisers of Star Value Fund are Loomis Sayles, Harris Associates, Vaughan, Nelson Scarborough & McCullough, L.P. ("VNSM") and Westpeak Investment Advisors, L.P. ("Westpeak"), each of which manages one of the four segments. For the services described in the subadvisory agreements, the Star Value Fund has agreed to pay its respective subadvisers a subadvisory fee at the annual rate set forth in the following table:


           Fund                         Subadviser               Subadvisory fee payable by  to subadviser
                                                                 (as a % of daily net assets of the Segment)
     -----------------------------------------------------       -------------------------------------------------
    Star Value Fund*                 Loomis Sayles**                 0.535%  of the first $200 million
                                                                     0.350%  of the next $300 million
                                                                     0.300%  of amounts in excess of $500 million

                                           VNSM                      0.500%  of the first $25 million
                                                                     0.400%  of the next $175 million
                                                                     0.325%  of the next $300 million
                                                                     0.275%  of amounts in excess of $500 million

                                     Harris Associates               0.500%  of the first $100 million
                                                                     0.450%  of amounts in excess of $100 million

                                         Westpeak                     0.50%  of the first $25 million
                                                                      0.40%  of the next $75 million

                                                                      0.35%  of the next $100 million
                                                                      0.30%  of amounts in excess of $200 million

     *Beginning on February 28, 2000 through April 18, 2000, the Fund paid subadvisory fees under this arrangement to each of the above-referenced subadvisers under separate interim subadvisory agreements. These agreements were superseded by the subadvisory agreements approved by Star Value Fund's shareholders at a special shareholder meeting on April 19, 2000. **Prior to February 28, 2000, the Star Value Fund had a single subadviser structure with Loomis Sayles acting as subadviser pursuant to a subadvisory agreement dated August 30, 1996 and amended May 1, 1998. The subadvisory fee payable by the Fund to Loomis Sayles was 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million of the Fund's average daily net assets and 0.300% of the Fund's average daily net assets in excess of $500 million.

     In 1998, each subadvisory agreement was amended to add the relevant Fund as a party and to provide that the subadvisory fees payable under such agreement are payable by the Fund rather than by CDC IXIS Asset Management Advisers. Also in 1998, the advisory agreement was amended to provide that the advisory fees payable by the Fund to CDC IXIS Asset Management Advisers are reduced by the amounts of any subadvisory fees paid directly by the Fund to its subadvisers. These amendments to the Funds' advisory and subadvisory agreements did not change the management and subadvisory fee rates under the agreements or the services to be provided to the Funds by CDC IXIS Asset Management Advisers and the subadvisers under the agreements. Furthermore, these amendments did not change the overall level of fees payable by any Fund.

     For the last three fiscal years, the advisory fees payable by the Funds and the advisory fee actually paid by the Funds were as follows:


     Star Advisers Fund

                                              1998                    1999                    2000
                                              ----                    ----                    ----
     Total Advisory Fee                   $10,961,734             $12,591,170             $16,544,494

     CDC IXIS Asset Management
     Advisers
               Fee Earned                  $5,476,306              $6,314,704              $8,398,283
               Total Paid                  $5,476,306              $6,314,704              $8,398,283

     Harris Associates
               Fee Earned                  $1,350,200              $1,213,904              $1,200,482
               Total Paid                  $1,350,200              $1,213,904              $1,200,482

     Founders*                                                 (Jan. 1 - Oct. 19)
               Fee Earned                  $1,463,599              $1,077,066                ------
               Total Paid                  $1,463,599              $1,077,066                ------

     Janus Capital
               Fee Earned                  $1,358,439              $2,213,726              $3,236,400
               Total Paid                  $1,358,439              $2,213,726              $3,236,400

     Loomis Sayles - Small Cap
     Value Segment
               Fee Earned                  $1,313,190              $1,143,365              $1,434,511
               Total Paid                  $1,313,190              $1,143,365              $1,434,511

     Kobrick*                                                 (Oct. 20 - Dec. 31)
               Fee Earned                    ------                 $628,465               $2,274,818
               Total Paid                    ------                 $628,465               $2,274,818

     *Prior to August 23, 1999, Founders Asset Management LLC ("Founders") served as subadviser to the segment of the Star Advisers Fund now subadvised by Kobrick, pursuant to a subadvisory agreement providing for a subadvisory fee to be paid by CDC IXIS Asset Management Advisers to Founders at the same rates ad those currently paid by the Fund to Kobrick. Pursuant to the subadvisory agreement, CDC IXIS Asset Management Advisers paid such subadvisory fee to Founders through October 19, 1999.

     Star Worldwide Fund

                                              1998                    1999                    2000
                                              ----                    ----                    ----
     Total Advisory Fee                    $2,758,173              $2,625,697              $2,891,302

     CDC IXIS Asset Management
     Advisers
               Fee Earned                  $1,007,196               $968,638               $1,114,073
               Total Paid                  $1,007,196               $968,638               $1,114,073

     Harris Associates
               Fee Earned                   $698,074                $663,004                $724,802
               Total Paid                   $698,074                $663,004                $724,802

     Loomis Sayles
               Fee Earned                    ------                  ------                 $496,709
               Amount Waived                 ------                  ------                  ------
               Total Paid                    ------                  ------                 $496,709

     Founders*                                                 (Jan. 1 - Oct. 19)
               Fee Earned                   $345,986                $248,981                 ------
               Total Paid                   $345,986                $248,981                 ------

     Janus Capital
               Fee Earned                   $428,211                $480,249                $115,940
               Total Paid                   $428,211                $480,249                $115,940

     Montgomery
               Fee Earned                   $278,706                $264,825                $439,778
               Total Paid                   $278,706                $264,825                $439,778

     *Prior to August 23, 1999, Founders served as a subadviser to a segment of the Star Worldwide Fund. Following Founders' departure, the assets of the segment it had managed were reallocated to the remaining subadvisers. Pursuant to the subadvisory agreement, CDC IXIS Asset Management Advisers paid such subadvisory fee to Founders through October 19, 1999.

     Star Small Cap Fund

                                              1998                    1999                    2000
                                              ----                    ----                    ----
     Total Advisory Fee                    $1,304,538              $1,492,557              $2,642,369

     CDC IXIS Asset Management
     Advisers
               Fee Earned                   $546,287                $649,355               $1,192,667
               Total Paid                   $546,287                $649,355               $1,192,667

     Harris Associates
               Fee Earned                   $215,690                $176,418                $253,574
               Total Paid                   $215,690                $176,418                $253,574

     Loomis Sayles
               Fee Earned                   $170,090                $220,509                $404,152
               Total Paid                   $170,090                $220,509                $404,152

     Montgomery
               Fee Earned                   $186,559                $170,613                $306,063
               Total Paid                   $186,559                $170,613                $306,063

     RS Investment Management
               Fee Earned                   $185,912                $275,662                $485,913
               Total Paid                   $185,912                $275,662                $485,913
     Star Value Fund

                                              1998                    1999                   2000*
                                              ----                    ----                   -----
     Total Advisory Fee                    $3,260,867              $2,627,025              $1,692,812

     CDC IXIS Asset Management
     Advisers
               Fee Earned                  $1,310,439               $992,511                $591,154
               Total Paid                  $1,310,439               $992,511                $591,154

     Loomis Sayles
               Fee Earned                  $1,950,428              $1,634,514               $469,365
               Total Paid                  $1,950,428              $1,634,514               $469,365

     Harris Associates
               Fee Earned                    ------                  ------                 $226,954
               Total Paid                    ------                  ------                 $226,954

     VNSM
               Fee Earned                    ------                  ------                 $204,686
               Total Paid                    ------                  ------                 $204,686

     Westpeak
               Fee Earned                    ------                  ------                 $200,653
               Total Paid                    ------                  ------                 $200,653

     *The Star Value Fund assumed a multi-manager structure on February 28,
      2000. The Fund commenced operations on June 5, 1970.


Brokerage Commissions

     For the fiscal years ended December 31, 1998, 1999 and 2000, brokerage transactions for the Star Advisers Fund aggregating $150,204,537, $597,331,571 and $117,975,581 respectively, were allocated to brokers providing research services, and $164,649, $653,867 and $197,619, respectively, in commissions were paid on these transactions. For the fiscal year ended December 31, 1998, 1999 and 2000, the Fund paid total brokerage commissions of $2,180,020, $3,184,677 and $7,878,486, respectively. There are several factors for the difference in total brokerage commissions paid by the Fund over the last three fiscal years, including a greater amount of assets under management for some segments of the Fund, and an extremely volatile stock market in 2000, resulting in higher portfolio turnover. For the fiscal years ending December 31, 1998, 1999 and 2000, the Fund paid $39,570, $106,400 and $196,010 in brokerage commissions to Harris Associates Securities L.P. ("HASLP"), a registered broker-dealer and an affiliate of Harris Associates. For the fiscal year ended December 31, 2000, the Fund paid 2.5% of its total brokerage commissions to HASLP and effected 1.6% of its total brokerage transactions through HASLP.


     For the fiscal years ending December 31, 1998, 1999 and 2000, brokerage transactions for the Star Worldwide Fund aggregating $73,990,355, $162,179,150 and $80,134,042 respectively, were allocated to brokers providing research services, and $84,070, $323,884 and $194,596, respectively, in commissions were paid on these transactions. For the fiscal years ending December 31, 1998, 1999 and 2000, the Fund paid total brokerage commissions of $887,495, $837,557 and $1,425,492, respectively. For the fiscal years ending December 31, 1998, 1999 and 2000, the Fund paid $16,316, $35,398 and $66,998 in brokerage commissions to HASLP. For the fiscal year ended December 31, 2000, the Fund paid 3.6% of its total brokerage commissions to HASLP and effected 4.8% of its total brokerage transactions through HASLP.

     For the fiscal years ended December 31, 1998, 1999 and 2000, brokerage transactions for the Star Small Cap Fund aggregating $21,619,565, $39,905,597 and $50,206,189 were allocated to brokers providing research services, and $48,385, $112,113 and $108,034 in commissions were paid on these transactions. For the fiscal years ended December 31, 1998, 1999 and 2000 the Fund paid total brokerage commissions of $476,149, $514,974 and $2,199,563. The increase in brokerage commissions for 2000 is due to several factors including a greater amount of assets under management and an extremely volatile stock market in 2000, resulting in higher portfolio turnover. For the fiscal years ending December 31, 1998, 1999 and 2000, the Fund paid $10,110, $18,631 and $48,630 in brokerage commissions to HASLP. For the fiscal year ended December 31, 2000, the Fund paid 2.2% of its total brokerage commissions to HASLP and effected 4.9% of its total brokerage transactions through HASLP.

     In 1998, 1999 and 2000 brokerage transactions for Star Value Fund aggregating $77,873,944, $223,245,053 and $100,117,786, respectively, were allocated to brokers providing research services, and $119,738, $297,149 and $155,947, respectively, in commissions were paid on these transactions in such years. For the fiscal years ended 1998, 1999 and 2000 the Fund paid total brokerage commissions of $967,035, $810,251 and $533,363, respectively. For the fiscal year ending December 31, 2000, the Fund paid $94,283 in brokerage commissions to HASLP. For the fiscal year ended December 31, 2000, the Fund paid 17.7% of its total brokerage commissions to HASLP and effected 11.5% of its total brokerage transactions through HASLP.

     For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

Sales Charges and 12b-1 Fees

     As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Funds during the fiscal years ended December 31, 1998, 1999 and 2000:

                 Fund                      1998            1999             2000
  -----------------------------------      ----            ----             ----
  Star Advisers Fund                      $1,072,116       $1,212,508      $1,554,095  (Class A)
                                          $4,826,734       $5,635,995      $7,553,290  (Class B)
                                            $958,464       $1,075,550      $1,440,760  (Class C)

  Star Worldwide Fund                       $285,578         $270,924        $294,478  (Class A)
                                          $1,235,217       $1,181,955      $1,300,089  (Class B)
                                            $249,303         $235,012        $275,236  (Class C)

  Star Small Cap Fund                       $132,793         $147,871        $251,222  (Class A)
                                            $569,200         $668,816      $1,193,110  (Class B)
                                            $142,047         $161,139        $318,544  (Class C)

  Star Value Fund                           $840,948         $674,343        $425,329  (Class A)
                                            $840,370         $740,246        $459,663  (Class B)
                                             $70,069          $49,847         $26,750  (Class C)


During the fiscal year ended December 31, 2000, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):

  Star Advisers Fund

  (Class A shares)
  Compensation to Investment Dealers                                                               $1,550,028
  Compensation to Distributor's Sales Personnel and Other Related Costs                            $1,846,649
                                                       TOTAL                                       $3,396,677

  (Class B shares)
  Compensation to Investment Dealers                                                               $6,987,210
  Compensation to Distributor's Sales Personnel and Other Related Costs                            $3,078,767
                                                       TOTAL                                      $10,065,977

  (Class C shares)

  Compensation to Investment Dealers                                                               $1,229,483
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $666,163
                                                       TOTAL                                       $1,895,646

  Star Worldwide Fund

  (Class A shares)
  Compensation to Investment Dealers                                                                 $294,366
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $260,421
                                                       TOTAL                                         $554,787
  (Class B shares)
  Compensation to Investment Dealers                                                               $1,234,827
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $105,086
                                                       TOTAL                                       $1,339,913


  (Class C shares)
  Compensation to Investment Dealers                                                                 $247,914
  Compensation to Distributor's Sales Personnel and Other Related Costs                               $10,167
                                                       TOTAL                                         $258,001
  Star Small Cap Fund

  (Class A shares)
  Compensation to Investment Dealers                                                                 $253,216
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $557,246
                                                       TOTAL                                         $810,462

  (Class B shares)
  Compensation to Investment Dealers                                                               $1,107,455
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $657,583
                                                       TOTAL                                       $1,765,038

  (Class C shares)
  Compensation to Investment Dealers                                                                 $299,628
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $288,042
                                                       TOTAL                                         $587,670

  Star Value Fund

  (Class A Shares)
  Compensation to Investment Dealers                                                                 $424,023
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $969,370
                                                       TOTAL                                       $1,393,393

  (Class B Shares)
  Compensation to Investment Dealers                                                                 $426,379
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $315,724
                                                       TOTAL                                         $742,103

  (Class C Shares)
  Compensation to Investment Dealers                                                                  $22,266
  Compensation to Distributor's Sales Personnel and Other Related Costs                              $118,284
                                                       TOTAL                                         $140,551


     Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), MetLife Securities, Inc. ("MetLife

Securities") and Nathan & Lewis Securities, Inc. ("Nathan & Lewis"), broker-dealer affiliates of the Distributor until October 30, 2000. New England Securities, MetLife Securities and Nathan & Lewis paid substantially all of the fees they received from the Distributor (a) in commissions to their sales personnel and (b) to defray sales-related overhead costs.


New England Securities
----------------------
                                             Class A                        Class B                         Class C
                                             -------                        -------                         -------
Star Advisers                               $737,550                        $433,494                       $133,352
Star Worldwide                              $145,188                         $83,341                        $27,321
Star Small Cap                              $113,627                         $70,296                        $53,608
Star Value                                  $262,183                         $45,116                         $5,196

MetLife Securities
------------------
                                             Class A                        Class B                         Class C
                                             -------                        -------                         -------
Star Advisers                                $40,934                        $34,437                            0
Star Worldwide                               $3,245                          $6,458                            0
Star Small Cap                               $4,949                          $5,104                            0
Star Value                                   $2,461                          $2,578                            0

Nathan & Lewis
--------------
                                             Class A                        Class B                         Class C
                                             -------                        -------                         -------
Star Advisers                                $4,310                          $3,956                         $3,944
Star Worldwide                                $677                            $838                           $649
Star Small Cap                                $559                            $429                            $60
Star Value                                   $2,122                           $421                           $146


--------------------------------------------------------------------------------

                            OWNERSHIP OF FUND SHARES

--------------------------------------------------------------------------------

     As of April 2, 2001, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes set forth below.

Fund                                Shareholder and Address                                 Ownership Percentage
----                                -----------------------                                 --------------------
Star Advisers Fund
Class C Shares                      MLPF&S for the sole benefit of it's customers                  11.14%
                                    Attn:  Fund Administration ML#97UA7
                                    4800 Deer Lake Dr East - 2nd Floor
                                    Jacksonville, FL  32246-6484

Class Y shares                      New England Mutual Life Ins Co                                 50.66%
                                    Separate Investment Accounting
                                    Attn:  Brenda Harmon
                                    501 Boylston Street - 6th Floor
                                    Boston, MA  02116-3769

                                    New England Life Insurance Co                                  14.19%
                                    Insurance Accounting - 6th Floor
                                    Attn:  Charles Sullivan
                                    501 Boylston Street
                                    Boston, MA  02116-3769

                                    New England Life Insurance Co                                  10.61%
                                    C/o Mary Beth Klein
                                    Insurance Accounting - 6th Floor
                                    501 Boylston Street
                                    Boston, MA  02116-3769

                                    Metropolitan Life Insurance Co                                 19.54%
                                    c/o Mary Beth Klein
                                    Insurance Accting - 6th Floor
                                    501 Boylston Street
                                    Boston, MA  02116-3769


Star Small Cap Fund
Class B Shares                      MLPF& S for the sole benefit of it's customers                  5.35%
                                    Attn: Fund Administration ML #97MR9
                                    4800 Deer Lake Dr East - 2nd Floor
                                    Jacksonville, FL  32246-6484

Class C shares                      MLPF&S for the sole benefit of it's customers                  20.51%
                                    Attn: Fund Administration ML #97UA9
                                    4800 Deer Lake Dr East - 2nd Floor
                                    Jacksonville, FL  32246-6484
Star Value Fund
Class C Shares                      MLPF&S for the sole benefit of it's customers                   5.32%
                                    Attn: Fund Administration ML #97UA6
                                    4800 Deer Lake Dr East - 2nd Floor
                                    Jacksonville, FL  32246-6484

Class Y Shares                      Metropolitan Life Insurance Company Issuer                     72.59%
                                    501 Boylston Street - 6th Floor
                                    Boston, MA  02116-3769

                                    New England Life Insurance Co.                                 25.89%
                                    c/o Mary Beth Klein
                                    Insurance Accounting - 6th Floor
                                    501 Boylston Street
                                    Boston, MA  02116-3769

--------------------------------------------------------------------------------

                       INVESTMENT PERFORMANCE OF THE FUNDS

--------------------------------------------------------------------------------

                      Performance Results - Percent Change*
                         For The Periods Ended 12/31/00

Star Advisers Fund
                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------     ------------------------------
                                                                             Since                               Since
Class A shares:  As a % of                        1 Year    5 Years         7/7/94**             5 Years        7/7/94**
-----------------------------------------------   ------    --------        --------             -------        --------
Net Asset Value                                   -16.97      107.31         196.31               15.70          18.23
Maximum Sales Charge                              -21.73       95.44         179.32               14.34          17.16


                                                             Aggregate                               Average Annual
                                                            Total Return                              Total Return
                                             -------------------------------------------      -----------------------------
                                                                              Since                              Since
Class B shares:  As a % of                        1 Year      5 Years        7/7/94**            5 Years        7/7/94**
-----------------------------------------------   ------     --------        --------            -------        --------
Net Asset Value                                   -17.55       99.87          182.64              14.86          17.38
Redemption at End of Period                       -21.07       97.91          182.64              14.63          17.38

                                                              Aggregate                              Average Annual
                                                            Total Return                              Total Return
                                             -------------------------------------------      -----------------------------
                                                                              Since                              Since
Class C shares:  As a % of                        1 Year      5 Years        7/7/94**            5 Years        7/7/94**
-----------------------------------------------   ------     --------        --------            -------        --------
Net Asset Value                                   -17.58       99.67          182.60              14.83          17.37
Maximum Sales Charge and                          -19.09       97.65          179.68              14.60          17.19
Redemption at End of Period***

                                                             Aggregate                               Average Annual
                                                            Total Return                              Total Return
                                             -------------------------------------------      -----------------------------
                                                                               Since                             Since
Class Y shares:  As a % of                         1 Year      5 Years       11/15/94**          5 Years       11/15/94**
-----------------------------------------------    ------      -------      -----------          -------       ----------
Net Asset Value                                    -16.56      111.02         178.42              16.11          18.19

Star Worldwide Fund
                                                             Aggregate                               Average Annual
                                                           Total Return                               Total Return
                                            --------------------------------------------      -----------------------------
                                                                              Since                              Since
Class A shares:  As a % of                         1 Year      5 Years      12/29/95**           5 Years       12/29/95**
-----------------------------------------------    ------      -------      ----------           -------       ----------
Net Asset Value                                    -12.22       65.19         65.19               10.56          10.55
Maximum Sales Charge                               -17.25       55.72         55.72                9.26           9.25


                                     xviii

                                                             Aggregate                               Average Annual
                                                            Total Return                              Total Return
                                             -------------------------------------------      -----------------------------
                                                                                Since                             Since
Class B shares:  As a % of                        1 Year        5 Years      12/29/95**           5 Years       12/29/95**
-----------------------------------------------   ------        -------      ----------           -------       ----------
Net Asset Value                                   -12.84         59.38          59.38              9.77            9.76
Redemption at End of Period                       -16.41         57.38          58.38              9.49            9.62

                                                             Aggregate                                Annualized
                                                            Total Return                             Total Return
                                             -------------------------------------------      ----------------------------
                                                                                Since                             Since
Class C shares:  As a % of                        1 Year        5 Years      12/29/95**           5 Years      12/29/95**
-----------------------------------------------   ------        -------      ----------           -------      ----------
Net Asset Value                                   -12.83         59.46          59.46              9.78           9.77
Maximum Sales Charge and                          -14.39         57.82          57.82              9.56           9.54
Redemption at End of Period***

Star Small Cap Fund
                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------      ----------------------------
                                                                        Since                             Since
Class A shares:  As a % of                        1 Year             12/31/96**                         12/31/96**
-----------------------------------------------   ------             ----------                         ----------
Net Asset Value                                   -12.22                88.11                             17.11
Maximum Sales Charge                              -17.27                77.33                             15.40


                                                             Aggregate                              Average Annual
                                                            Total Return                             Total Return
                                             -------------------------------------------      ----------------------------
                                                                       Since                              Since
Class B shares:  As a % of                       1 Year              12/31/96**                         12/31/96**
-----------------------------------------------  ------              ----------                         ----------
Net Asset Value                                  -12.89                82.59                              16.24
Redemption at End of Period                      -16.36                79.59                              15.76

                                                             Aggregate                                Annualized
                                                            Total Return                             Total Return
                                             -------------------------------------------      ----------------------------
                                                                        Since                             Since
Class C shares:  As a % of                        1 Year              12/31/96**                        12/31/96**
-----------------------------------------------   ------              ----------                        ----------
Net Asset Value                                   -12.89                82.60                             16.25
Maximum Sales Charge and                          -14.44                80.73                             15.95
Redemption at End of Period***

Star Value Fund
                                                           Aggregate                            Average Annual
                                                         Total Return                            Total Return
                                             --------------------------------------     -------------------------------
Class A shares:  As a % of                        1 Year     5 Years      10 Years           5 Years        10 Years
-----------------------------------------------   ------     -------      --------           -------        --------
Net Asset Value                                    2.03       55.34        251.49              9.21           13.39
Maximum Sales Charge                              -3.79       46.34        231.39              7.91           12.73

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                             ----------------------------------------    ------------------------------
                                                                           Since                              Since
Class B shares:  As a % of                        1 Year     5 Years      9/13/93**           5 Years       9/13/93**
-----------------------------------------------   ------     -------      ---------           -------       ---------
Net Asset Value                                    1.28       49.59        104.66              8.39           10.31
Redemption at End of Period                       -3.73       47.93        104.66              8.15           10.31


                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                             ----------------------------------------    ------------------------------
                                                                           Since                              Since
Class C shares:  As a % of                        1 Year     5 Years     12/30/94**           5 Years      12/30/94**
-----------------------------------------------   ------     -------     ----------           -------      ----------
Net Asset Value                                    1.13       49.54         96.36              8.38           11.90
Maximum Sales Charge and                          -0.84       48.01         94.48              8.16           11.72
Redemption at End of Period***

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                             ----------------------------------------    ------------------------------
                                                                           Since                              Since
Class Y shares:  As a % of                        1 Year     5 Years      3/31/94**           5 Years       3/31/94**
-----------------------------------------------   ------     -------      ---------           -------       ---------
Net Asset Value                                    2.57       57.63        114.23              9.53           11.94

* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

** Commencement of Fund operations or offering of the specified class of shares.

*** Class C share performance assumes a 1.00% front-end sales charge and, for the 1- year period, a 1.00% CDSC when you sell shares within one year of purchase. Class C shares for accounts established on or after December 1, 2000 are subject to the 1.00% front-end load. Class C shares for accounts established before December 1, 2000 are not subject to the 1.00% front-end load.

     The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost.



                                      xx